INCOME (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Basic weighted average number of shares outstanding	20,683	13,172	13,377	10,767
Net loss per share (basic)	$ (0.05)	$ (0.04)	$ (0.18)	$ (0.04)
Diluted weighted average number of shares outstanding	20,683	13,172	13,377	10,767
Net loss per share (diluted)	$ (0.05)	$ (0.04)	$ (0.18)	$ (0.04)
Net Loss	$ (1,055)	$ (572)	$ (2,431)	$ (401)
Dilutive Equity Instruments (number Of Equivalent Units):
Dilutive Equity Instruments (number Of Equivalent Units)			36,739	69,778
Convertible Debt [Member]
Dilutive Equity Instruments (number Of Equivalent Units):
Dilutive Equity Instruments (number Of Equivalent Units)	2,018	315	964	62,095
Preferred Stock [Member]
Dilutive Equity Instruments (number Of Equivalent Units):
Dilutive Equity Instruments (number Of Equivalent Units)	15,572	17,994	18,253	0
Stock Option [Member]
Dilutive Equity Instruments (number Of Equivalent Units):
Dilutive Equity Instruments (number Of Equivalent Units)	917		1,867	0
Warrants [Member]
Dilutive Equity Instruments (number Of Equivalent Units):
Dilutive Equity Instruments (number Of Equivalent Units)	13,609	17,400	15,655	7,683